Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Other Comprehensive Income [Abstract]
Other Comprehensive Income

27. Other Comprehensive Income

The balances of Other Comprehensive Income include the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized temporarily in equity stated in the Consolidated Statement of Changes in Equity and Consolidated Statements of Comprehensive Income until they are extinguished or realized, when they are recognized in the consolidated income statement. The amounts attributable to subsidiaries, investments in associates and joint ventures are presented, on a line by line basis, in the appropriate items based on their nature.

It should be noted that the consolidated Statements of Comprehensive Income includes the changes to Other Comprehensive Income as follows:

- Revaluation gains (losses): This includes the amount of the gains, net of losses incurred in the year, recognized directly in equity. The amounts recognized in equity in the year remain under this heading, even if in the same year they are transferred to the income statement or to the initial carrying amount of the assets or liabilities or are reclassified to another heading.

- Amounts transferred to income statement: This includes the amount of the revaluation gains (losses) previously recognized in equity, even in the same year, which are subsequently recognized in the income statement.

- Amounts transferred to the initial carrying amount of hedged objects: This includes the amount of the revaluation gains (losses) previously recognized in Equity, even in the same year, which are recognized in the initial carrying amount of assets or liabilities as a result of cash flow hedges.

- Other transfers: This includes the amount of the transfers made in the year between the various Other Comprehensive Income items.

In the Consolidated Statements of Comprehensive Income the amounts in "Other Comprehensive Income" are recognized gross, including the amount relating to non-controlling interests, and the corresponding tax effect is presented under a separate heading, except in the case of entities accounted for using the equity method, the amounts for which are presented net of the tax effect.

a) Financial assets - available-for-sale

Other Comprehensive Income - Available-for-sale financial assets includes the net amount of unrealized changes in the fair value of assets classified as available-for-sale financial assets (see Notes 7 and 8), net of taxes.

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income Available-for-sale financial assets on December 31, 2017, 2016 and 2015 is as follows:

Thousand of reais			2017
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt Instruments
Government debt securities	1,616,486	(6,942)	1,609,544	79,462,303
Private-sector debt securities	10,694	(2,227)	8,467	5,254,444

Equity instruments
Domestic	230,722	(35,159)	195,563	1,106,637
Of which:
Listed	156,236	(5,322)	150,914	965,547
Unlisted	74,486	(29,837)	44,649	141,090
Total	1,857,902	(44,328)	1,813,574	85,823,384

Thousand of reais			2016
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt Instruments
Government debt securities	454,609	(31,288)	423,321	50,384,382
Private-sector debt securities	101,593	(6,501)	95,092	5,445,190

Equity instruments
Domestic	220,535	(72,758)	147,777	1,985,473
Of which:
Listed	147,844	(50,269)	97,575	1,024,505
Unlisted	72,691	(22,489)	50,202	960,968
Total	776,737	(110,547)	666,190	57,815,045

Thousand of reais			2015
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt Instruments
Government debt securities	2,110	-2,692,507	(2,690,397)	57,720,858
Private-sector debt securities	10,585	(67,277)	-56,692	9,382,416

Equity instruments
Domestic	213,299	(111,627)	101,672	1,162,332
Of which:
Listed	119,436	(99,357)	20,079	77,299
Unlisted	93,863	(12,270)	81,593	1,085,033
Total	225,994	-2,871,411	(2,645,417)	68,265,606

At each reporting date, the Bank assesses whether there is any objective evidence indicating that the available-for-sale financial assets (debt securities and equity instruments) are impaired.

This assessment includes but is not limited to an analysis of the following information: i) the issuer's economic and financial position, any default or late payments, issuer's solvency, the evolution of its business, short-term projections, trends observed with respect to its earnings and, if applicable, its dividend distribution policy; ii) market-related information such as changes in the general economic situation, changes in the issuer's industry which might affect its ability to pay; iii) changes in the fair value of the security analyzed, and  analysis of the reasons of such changes-whether they are specific to the security or the result of the general uncertainty concerning the economy or the country and iv) independent analysts' reports and forecasts and other independent market information.

In the case of equity instruments, when the changes in the fair value of the equity instrument subject to analysis are assessed, the duration and significance of the decline in its market price below cost is taken into account. Nevertheless, it should be noted that the Bank assesses, on a case-by-case basis each of the equity instruments that have incurred losses, and monitors the performance of their market prices, recognizing an impairment loss as soon as it is determined that the recoverable amount could be decreased.

If, after completing the above assessment, the Bank considers that the presence of one or more of these factors affect recovery of the cost of the financial asset, an impairment loss is recognized in the consolidated income statement for the amount of the loss in equity under Other Comprehensive Income. Also, where the Bank does not intend and/or is not able to hold the investment for a sufficient amount of time to recover the cost, the financial asset is written-off through its fair value.

b) Cash flow hedges

Other Comprehensive Income-Cash flow hedges includes the gains or losses attributable to hedge instruments that qualify as effective hedges. These amounts will remain under this heading until they are recognized in the consolidated income statement in the periods in which the hedged items affect them (see Note 9).

Accordingly, amounts representing valuation losses will be offset in the future by gains generated by the hedged objects.

c) Hedges of net investments in foreign operations and Translation adjustments foreign investment

Other Comprehensive Incomes-Hedges of net investments in foreign operations includes the net amount of changes in the value of hedging instruments in hedges of net investments in foreign operations. In 2017 this hedge was discontinued (Note 9.a5). In 2016 and 2105, no ineffective portion was identified (Note 9.a5).

Other Comprehensive Income-Exchange differences includes the net amount of the differences arising on the translation to Reais of the balances of the consolidated entities whose functional currency is not the Reais (Note 2.a).